Prospectus Supplement — November 14, 2011
to the Prospectus listed below, as supplemented
Fund		Prospectuses Dated
Columbia Variable Portfolio — High Yield Bond Fund		April 29, 2011
Effective December 1, 2011, the Fund will compare its performance to the Merrill Lynch High Yield Cash-Pay Constrained Index (the New Index), an unmanaged index that measures the performance of high yield bonds, rather than the JP Morgan Global High Yield Index (the Former Index). The index change is not expected to result in any changes in the management of the Fund. The average annual total returns table in the “Past Performance” section of the Fund’s prospectus is hereby superseded and replaced with the following to reflect the New Index:

Columbia Variable Portfolio - High Yield Bond Fund
The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus is hereby replaced with the following:
Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Variable Portfolio - High Yield Bond Fund	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class 3	Columbia VP — High Yield Bond Fund:	Class 3			13.96%	8.17%	7.73%
Merrill Lynch High Yield Cash-Pay Constrained Index		Merrill Lynch High Yield Cash-Pay Constrained Index	[1]	(reflects no deduction for fees, expenses or taxes)	15.10%	8.66%	8.84%
JP Morgan Global High Yield Index		JP Morgan Global High Yield Index	[1]	(reflects no deduction for fees, expenses or taxes)	15.05%	8.93%	9.25%
Lipper High Current Yield Bond Funds Index		Lipper High Current Yield Bond Funds Index		(reflects no deduction for fees or taxes)	14.91%	6.58%	6.67%
[1]	On December 1, 2011, the Merrill Lynch High Yield Cash-Pay Constrained Index (the New Index) replaced the JP Morgan Global High Yield Index (the Former Index) as the Fund's primary benchmark. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance. Information on both the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.